PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2019	2020
	RMB	RMB

Receivables	25,669	34,974
Advances to suppliers	5,063	4,862
Value-added input tax to be deducted	25,313	18,625
Prepaid income tax	1,879	131
	57,924	58,592